Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 3	- COMMITMENTS AND CONTINGENT LIABILITIES

In August 30, 2011, the Company received a letter from Tmura Fund, operating within the Israel Innovation Authority (formerly known as the Office of the Chief Scientist) of the Israeli Ministry of Economy) (the “IAA”) according to which - the Company is required to pay the IAA a sum of $247 for royalties on the basis of income derived from the sale of the WLAN business to Lantiq.

On September 15, 2011 the Company replied that it disagrees with the IAA position.

Until this day, the disagreement has not been resolved. The Company is of the opinion that the demand has no merits and intends to vigorously defend its case. The Company recorded a provision, included in other payables and accrued expenses, intended for legal claims against the company including the above mentioned demand dated August 30, 2011, which the Company’s management believes is sufficient under the circumstances.